BUSINESS SEGMENTS - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 6,168	$ 5,897
Communication Systems
Disaggregation of Revenue [Line Items]
Revenue	1,904	1,754
Communication Systems | United States
Disaggregation of Revenue [Line Items]
Revenue	983	811
Communication Systems | International
Disaggregation of Revenue [Line Items]
Revenue	921	943
Electronic Systems
Disaggregation of Revenue [Line Items]
Revenue	2,365	2,245
Electronic Systems | Fixed-price
Disaggregation of Revenue [Line Items]
Revenue	1,900	1,833
Electronic Systems | Cost-reimbursable
Disaggregation of Revenue [Line Items]
Revenue	465	412
Electronic Systems | Prime contractor
Disaggregation of Revenue [Line Items]
Revenue	1,670	1,653
Electronic Systems | Subcontractor
Disaggregation of Revenue [Line Items]
Revenue	695	592
Electronic Systems | United States
Disaggregation of Revenue [Line Items]
Revenue	1,890	1,769
Electronic Systems | International
Disaggregation of Revenue [Line Items]
Revenue	475	476
Space and Intelligence Systems
Disaggregation of Revenue [Line Items]
Revenue	1,913	1,904
Space and Intelligence Systems | Fixed-price
Disaggregation of Revenue [Line Items]
Revenue	544	448
Space and Intelligence Systems | Cost-reimbursable
Disaggregation of Revenue [Line Items]
Revenue	1,369	1,456
Space and Intelligence Systems | Prime contractor
Disaggregation of Revenue [Line Items]
Revenue	1,384	1,369
Space and Intelligence Systems | Subcontractor
Disaggregation of Revenue [Line Items]
Revenue	529	535
Space and Intelligence Systems | United States
Disaggregation of Revenue [Line Items]
Revenue	1,861	1,821
Space and Intelligence Systems | International
Disaggregation of Revenue [Line Items]
Revenue	$ 52	$ 83